Average Annual Total Returns - Invesco SP MidCap 400 Revenue ETF	ETF 1 Year	ETF 5 Years	ETF 10 Years	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions 10 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P MidCap 400® Revenue-Weighted Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P MidCap 400® Revenue-Weighted Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P MidCap 400® Revenue-Weighted Index (reflects no deductions for fees, expenses or taxes) 10 Years	S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	28.28%	7.24%	11.86%	27.92%	6.97%	11.56%	16.95%	5.65%	9.85%	28.75%	7.70%	12.50%	26.20%	9.03%	12.72%